The Wilmington Short/Intermediate Bond Portfolio
               The Wilmington Broad Market Bond Portfolio
                The Wilmington Municipal Bond Portfolio

                           of WT Mutual Fund

                          Institutional Shares

Supplement Dated January 31, 2002 To Prospectus Dated November 1, 2001

The information in this Supplement, updates the corresponding information in, and should be read in conjunction with, the Institutional Shares Prospectus of the Wilmington Funds - Fixed-Income Portfolios of WT Mutual Fund dated November 1, 2001 (the "Prospectus").

Effective February 1, 2002, a fee of 1.00% of the total exchange amount (calculated at market value) will be imposed on exchanges of shares of a Wilmington Portfolio processed within 60 days of the purchase of such shares, provided such shares are purchased on or after February 1, 2002. This fee will apply on the redemption of shares required for an exchange. The information under the heading of "Exchange of Shares" on page 24 is hereby amended to add the following paragraph:

Fees on Exchanges:  If held for more than 60 days, there
is no fee when Portfolio shares are redeemed to process
an exchange for your account.  If shares are redeemed
within 60 days of purchase, a fee of 1.00% of the
redemption amount necessary for the exchange may be
charged.   This fee will only apply to shares you
purchase on or after February 1, 2002. See "Redemption of Shares" for additional information regarding redemptions and this fee.

The paragraph titled "Redemption Fees" under the heading of "Redemption of Shares" on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

Fees on Redemptions: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount
(calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. In the case of a redemption, the fee will only apply to shares you purchase on or after November 1, 2001. In the case of an exchange, the fee will only apply to shares you purchase on or after February 1, 2002. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.



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                The Wilmington Large Cap Growth Portfolio
                 The Wilmington Large Cap Core Portfolio
                 The Wilmington Small Cap Core Portfolio
          The Wilmington International Multi-Manager Portfolio
                 The Wilmington Large Cap Value Portfolio
                  The Wilmington Mid Cap Value Portfolio
                 The Wilmington Small Cap Value Portfolio

                           of WT Mutual Fund

                          Institutional Shares

Supplement Dated January 31, 2002 To Prospectus Dated November 1, 2001

The information in this Supplement, updates the corresponding information in, and should be read in conjunction with, the Institutional Shares Prospectus of the Wilmington Funds - Equity
Portfolios of WT Mutual Fund dated November 1, 2001 (the
"Prospectus").

Effective February 1, 2002, a fee of 1.00% of the total exchange amount (calculated at market value) will be imposed on exchanges of shares of a Wilmington Portfolio processed within 60 days of the purchase of such shares, provided such shares are purchased on or after February 1, 2002. This fee will apply on the redemption of shares required for an exchange. The information under the heading of "Exchange of Shares" on page 42 is hereby amended to add the following paragraph:

Fees on Exchanges:  If held for more than 60 days, there
is no fee when Portfolio shares are redeemed to process
an exchange for your account.  If shares are redeemed
within 60 days of purchase, a fee of 1.00% of the
redemption amount necessary for the exchange may be
charged.   This fee will only apply to shares you
purchase on or after February 1, 2002. See "Redemption of Shares" for additional information regarding redemptions and this fee.

The paragraph titled "Redemption Fees" under the heading of "Redemption of Shares" on page 40 of the Prospectus is deleted in its entirety and replaced with the following:

Fees on Redemptions: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount
(calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. In the case of a redemption, the fee will only apply to shares you purchase on or after November 1, 2001. In the case of an exchange, the fee will only apply to shares you purchase on or after February 1, 2002. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.